Restructuring (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring reserves and expenses
Balance at beginning of the year
Expenses recorded	15,670	$ 0	$ 0
Payments made	(6,323)
Foreign currency translation	159
Balance at end of the year	$ 9,506